Leases	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Leases	Leases
The Company adopted the new lease accounting standard on January 1, 2020 using the modified retrospective transition method, recognizing a cumulative-effect adjustment to the balance sheet and not adjusting comparative information for prior periods. In addition, the Company elected the package of practical expedients permitted under the transition guidance, which allowed the Company not to reassess (1) whether any expired or existing contracts are or contain leases, (2) lease classification for any expired or existing leases, and (3) initial direct costs for any existing leases. The Company did not elect the use of hindsight practical expedients in determining the lease term for existing leases. Topic 842 also provides practical expedients for an entity’s ongoing accounting. The Company has elected the short-term lease recognition exemption for all leases that qualify. As a result, for those leases with a term of less than 12 months, it will not recognize right-of-use assets or lease liabilities. The Company also elected the practical expedient to not separate lease and non-lease components for all its leases regardless of whether the Company is the lessee or a lessor to the lease.
The adoption resulted in a recognition of $13.8 million of operating lease assets and $14.3 million of operating lease liabilities on the balance sheet on January 1, 2020. The difference represents prepaid rent expense and deferred rent for leases existed on the date of adoption, which was an offset to the opening balance of operating lease assets. The adoption has no impact on the Company’s operating expenses and cash flows.
As a Lessor
The net investment in leases are as follows:

	December 31,
	2021	2020
Net investment in leases, current	$411	$398
Net investment in leases, non-current	5,179	3,101
Total net investment in leases	$5,590	$3,499
Interest income from accretion of net investment in lease is not material for the years ended December 31, 2021, 2020 and 2019.
Future minimum payments receivable from operating and sales-type leases as of December 31, 2021 for each of the next five years are as follows:

	Operating leases	Sales-type leases
2022	$803	$395
2023	384	469
2024	—	548
2025	—	828
2026	—	828
Thereafter	—	3,061
Total minimum lease payments	$1,187	$6,129
As a Lessee
The Company leases its office and manufacturing facilities in Burlingame, California, Greenville and Greer, South Carolina, City of Industry, California, and Rochester Hills, Michigan under operating lease agreements with various expiration dates from 2022 through 2033.
The Company had no material capital leases as of December 31, 2021.
Maturities of operating lease liabilities as of December 31, 2021 were as follows (in thousands):

2022	$5,419
2023	4,796
2024	3,733
2025	3,148
2026	2,615
Thereafter	12,096
Total undiscounted lease payment	31,807
Less: imputed interest	(6,760)
Total lease liabilities	$25,047
Operating lease expense was $4.2 million, $4.0 million, and $3.4 million for the years ended December 31, 2021, 2020 and 2019, respectively.
Short-term and variable lease expenses for the years ended December 31, 2021, 2020 and 2019 were not significant.
Supplemental cash flow information related to leases were as follows (in thousands):

	Year Ended December 31
	2021	2020
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$(4,209)	$(3,855)
Lease liabilities arising from obtaining right-of-use assets:
Operating lease	$17,573	$7
Operating lease right-of-use assets and liabilities consist of the following (in thousands):

	December 31,
	2021	2020
Operating leases
Operating lease right-of-use assets	$24,282	$10,310
Operating lease liabilities, current	$4,084	$3,153
Operating lease liabilities, non-current	20,963	7,891
Total operating lease liabilities	$25,047	$11,044
The weighted average remaining lease term and discount rate of operating leases are 7.6 years and 5.8%, respectively, as of December 31, 2021. The weighted average remaining lease term and discount rate of operating leases are 4.0 years and 4.9%, respectively, as of December 31, 2020.
As of December 31, 2021, the Company had no significant finance leases and no significant additional leases that have not yet commenced.
Leases	Leases
The Company adopted the new lease accounting standard on January 1, 2020 using the modified retrospective transition method, recognizing a cumulative-effect adjustment to the balance sheet and not adjusting comparative information for prior periods. In addition, the Company elected the package of practical expedients permitted under the transition guidance, which allowed the Company not to reassess (1) whether any expired or existing contracts are or contain leases, (2) lease classification for any expired or existing leases, and (3) initial direct costs for any existing leases. The Company did not elect the use of hindsight practical expedients in determining the lease term for existing leases. Topic 842 also provides practical expedients for an entity’s ongoing accounting. The Company has elected the short-term lease recognition exemption for all leases that qualify. As a result, for those leases with a term of less than 12 months, it will not recognize right-of-use assets or lease liabilities. The Company also elected the practical expedient to not separate lease and non-lease components for all its leases regardless of whether the Company is the lessee or a lessor to the lease.
The adoption resulted in a recognition of $13.8 million of operating lease assets and $14.3 million of operating lease liabilities on the balance sheet on January 1, 2020. The difference represents prepaid rent expense and deferred rent for leases existed on the date of adoption, which was an offset to the opening balance of operating lease assets. The adoption has no impact on the Company’s operating expenses and cash flows.
As a Lessor
The net investment in leases are as follows:

	December 31,
	2021	2020
Net investment in leases, current	$411	$398
Net investment in leases, non-current	5,179	3,101
Total net investment in leases	$5,590	$3,499
Interest income from accretion of net investment in lease is not material for the years ended December 31, 2021, 2020 and 2019.
Future minimum payments receivable from operating and sales-type leases as of December 31, 2021 for each of the next five years are as follows:

	Operating leases	Sales-type leases
2022	$803	$395
2023	384	469
2024	—	548
2025	—	828
2026	—	828
Thereafter	—	3,061
Total minimum lease payments	$1,187	$6,129
As a Lessee
The Company leases its office and manufacturing facilities in Burlingame, California, Greenville and Greer, South Carolina, City of Industry, California, and Rochester Hills, Michigan under operating lease agreements with various expiration dates from 2022 through 2033.
The Company had no material capital leases as of December 31, 2021.
Maturities of operating lease liabilities as of December 31, 2021 were as follows (in thousands):

2022	$5,419
2023	4,796
2024	3,733
2025	3,148
2026	2,615
Thereafter	12,096
Total undiscounted lease payment	31,807
Less: imputed interest	(6,760)
Total lease liabilities	$25,047
Operating lease expense was $4.2 million, $4.0 million, and $3.4 million for the years ended December 31, 2021, 2020 and 2019, respectively.
Short-term and variable lease expenses for the years ended December 31, 2021, 2020 and 2019 were not significant.
Supplemental cash flow information related to leases were as follows (in thousands):

	Year Ended December 31
	2021	2020
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$(4,209)	$(3,855)
Lease liabilities arising from obtaining right-of-use assets:
Operating lease	$17,573	$7
Operating lease right-of-use assets and liabilities consist of the following (in thousands):

	December 31,
	2021	2020
Operating leases
Operating lease right-of-use assets	$24,282	$10,310
Operating lease liabilities, current	$4,084	$3,153
Operating lease liabilities, non-current	20,963	7,891
Total operating lease liabilities	$25,047	$11,044
The weighted average remaining lease term and discount rate of operating leases are 7.6 years and 5.8%, respectively, as of December 31, 2021. The weighted average remaining lease term and discount rate of operating leases are 4.0 years and 4.9%, respectively, as of December 31, 2020.
As of December 31, 2021, the Company had no significant finance leases and no significant additional leases that have not yet commenced.
Leases	Leases
The Company adopted the new lease accounting standard on January 1, 2020 using the modified retrospective transition method, recognizing a cumulative-effect adjustment to the balance sheet and not adjusting comparative information for prior periods. In addition, the Company elected the package of practical expedients permitted under the transition guidance, which allowed the Company not to reassess (1) whether any expired or existing contracts are or contain leases, (2) lease classification for any expired or existing leases, and (3) initial direct costs for any existing leases. The Company did not elect the use of hindsight practical expedients in determining the lease term for existing leases. Topic 842 also provides practical expedients for an entity’s ongoing accounting. The Company has elected the short-term lease recognition exemption for all leases that qualify. As a result, for those leases with a term of less than 12 months, it will not recognize right-of-use assets or lease liabilities. The Company also elected the practical expedient to not separate lease and non-lease components for all its leases regardless of whether the Company is the lessee or a lessor to the lease.
The adoption resulted in a recognition of $13.8 million of operating lease assets and $14.3 million of operating lease liabilities on the balance sheet on January 1, 2020. The difference represents prepaid rent expense and deferred rent for leases existed on the date of adoption, which was an offset to the opening balance of operating lease assets. The adoption has no impact on the Company’s operating expenses and cash flows.
As a Lessor
The net investment in leases are as follows:

	December 31,
	2021	2020
Net investment in leases, current	$411	$398
Net investment in leases, non-current	5,179	3,101
Total net investment in leases	$5,590	$3,499
Interest income from accretion of net investment in lease is not material for the years ended December 31, 2021, 2020 and 2019.
Future minimum payments receivable from operating and sales-type leases as of December 31, 2021 for each of the next five years are as follows:

	Operating leases	Sales-type leases
2022	$803	$395
2023	384	469
2024	—	548
2025	—	828
2026	—	828
Thereafter	—	3,061
Total minimum lease payments	$1,187	$6,129
As a Lessee
The Company leases its office and manufacturing facilities in Burlingame, California, Greenville and Greer, South Carolina, City of Industry, California, and Rochester Hills, Michigan under operating lease agreements with various expiration dates from 2022 through 2033.
The Company had no material capital leases as of December 31, 2021.
Maturities of operating lease liabilities as of December 31, 2021 were as follows (in thousands):

2022	$5,419
2023	4,796
2024	3,733
2025	3,148
2026	2,615
Thereafter	12,096
Total undiscounted lease payment	31,807
Less: imputed interest	(6,760)
Total lease liabilities	$25,047
Operating lease expense was $4.2 million, $4.0 million, and $3.4 million for the years ended December 31, 2021, 2020 and 2019, respectively.
Short-term and variable lease expenses for the years ended December 31, 2021, 2020 and 2019 were not significant.
Supplemental cash flow information related to leases were as follows (in thousands):

	Year Ended December 31
	2021	2020
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$(4,209)	$(3,855)
Lease liabilities arising from obtaining right-of-use assets:
Operating lease	$17,573	$7
Operating lease right-of-use assets and liabilities consist of the following (in thousands):

	December 31,
	2021	2020
Operating leases
Operating lease right-of-use assets	$24,282	$10,310
Operating lease liabilities, current	$4,084	$3,153
Operating lease liabilities, non-current	20,963	7,891
Total operating lease liabilities	$25,047	$11,044
The weighted average remaining lease term and discount rate of operating leases are 7.6 years and 5.8%, respectively, as of December 31, 2021. The weighted average remaining lease term and discount rate of operating leases are 4.0 years and 4.9%, respectively, as of December 31, 2020.
As of December 31, 2021, the Company had no significant finance leases and no significant additional leases that have not yet commenced.
Leases	Leases
The Company adopted the new lease accounting standard on January 1, 2020 using the modified retrospective transition method, recognizing a cumulative-effect adjustment to the balance sheet and not adjusting comparative information for prior periods. In addition, the Company elected the package of practical expedients permitted under the transition guidance, which allowed the Company not to reassess (1) whether any expired or existing contracts are or contain leases, (2) lease classification for any expired or existing leases, and (3) initial direct costs for any existing leases. The Company did not elect the use of hindsight practical expedients in determining the lease term for existing leases. Topic 842 also provides practical expedients for an entity’s ongoing accounting. The Company has elected the short-term lease recognition exemption for all leases that qualify. As a result, for those leases with a term of less than 12 months, it will not recognize right-of-use assets or lease liabilities. The Company also elected the practical expedient to not separate lease and non-lease components for all its leases regardless of whether the Company is the lessee or a lessor to the lease.
The adoption resulted in a recognition of $13.8 million of operating lease assets and $14.3 million of operating lease liabilities on the balance sheet on January 1, 2020. The difference represents prepaid rent expense and deferred rent for leases existed on the date of adoption, which was an offset to the opening balance of operating lease assets. The adoption has no impact on the Company’s operating expenses and cash flows.
As a Lessor
The net investment in leases are as follows:

	December 31,
	2021	2020
Net investment in leases, current	$411	$398
Net investment in leases, non-current	5,179	3,101
Total net investment in leases	$5,590	$3,499
Interest income from accretion of net investment in lease is not material for the years ended December 31, 2021, 2020 and 2019.
Future minimum payments receivable from operating and sales-type leases as of December 31, 2021 for each of the next five years are as follows:

	Operating leases	Sales-type leases
2022	$803	$395
2023	384	469
2024	—	548
2025	—	828
2026	—	828
Thereafter	—	3,061
Total minimum lease payments	$1,187	$6,129
As a Lessee
The Company leases its office and manufacturing facilities in Burlingame, California, Greenville and Greer, South Carolina, City of Industry, California, and Rochester Hills, Michigan under operating lease agreements with various expiration dates from 2022 through 2033.
The Company had no material capital leases as of December 31, 2021.
Maturities of operating lease liabilities as of December 31, 2021 were as follows (in thousands):

2022	$5,419
2023	4,796
2024	3,733
2025	3,148
2026	2,615
Thereafter	12,096
Total undiscounted lease payment	31,807
Less: imputed interest	(6,760)
Total lease liabilities	$25,047
Operating lease expense was $4.2 million, $4.0 million, and $3.4 million for the years ended December 31, 2021, 2020 and 2019, respectively.
Short-term and variable lease expenses for the years ended December 31, 2021, 2020 and 2019 were not significant.
Supplemental cash flow information related to leases were as follows (in thousands):

	Year Ended December 31
	2021	2020
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$(4,209)	$(3,855)
Lease liabilities arising from obtaining right-of-use assets:
Operating lease	$17,573	$7
Operating lease right-of-use assets and liabilities consist of the following (in thousands):

	December 31,
	2021	2020
Operating leases
Operating lease right-of-use assets	$24,282	$10,310
Operating lease liabilities, current	$4,084	$3,153
Operating lease liabilities, non-current	20,963	7,891
Total operating lease liabilities	$25,047	$11,044
The weighted average remaining lease term and discount rate of operating leases are 7.6 years and 5.8%, respectively, as of December 31, 2021. The weighted average remaining lease term and discount rate of operating leases are 4.0 years and 4.9%, respectively, as of December 31, 2020.
As of December 31, 2021, the Company had no significant finance leases and no significant additional leases that have not yet commenced.